CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2025	2024
Partnership Capital	$35,540	$29,853
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(26,086)	(20,568)
Deficit	6,094	5,674
Accumulated other comprehensive income	(2,083)	(1,335)
Ownership changes	(659)	(653)
Invested Capital	$12,806	$12,971
The following table presents the change in Invested Capital during year ended December 31, 2025 and 2024:

	For the year ended December 31,
US$ MILLIONS	2025	2024
Opening balance	$12,971	$13,032
Net redemption of preferred units	(189)	(72)
Issuance of limited partnership units, net of redemptions	24	11
Ending balance	$12,806	$12,971
Weighted Average Invested Capital	$12,918	$13,032